FAIR VALUE (Details 1) (USD $)	1 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended		3 Months Ended						12 Months Ended		9 Months Ended
	Aug. 31, 2007	Jul. 31, 2012 Embedded Derivative Liability [Member]	Apr. 30, 2012 Embedded Derivative Liability [Member]	Jan. 31, 2012 Embedded Derivative Liability [Member]	Jul. 31, 2011 Embedded Derivative Liability [Member]	Apr. 30, 2011 Embedded Derivative Liability [Member]	Jan. 31, 2011 Embedded Derivative Liability [Member]	Jul. 31, 2012 Embedded Derivative Liability [Member]	Oct. 31, 2011 Embedded Derivative Liability [Member]	Oct. 31, 2010 Embedded Derivative Liability [Member]	Jul. 31, 2012 Common Stock Warrant Liability [Member]	Apr. 30, 2012 Common Stock Warrant Liability [Member]	Jan. 31, 2012 Common Stock Warrant Liability [Member]	Jul. 31, 2011 Common Stock Warrant Liability [Member]	Apr. 30, 2011 Common Stock Warrant Liability [Member]	Jan. 31, 2011 Common Stock Warrant Liability [Member]	Oct. 31, 2011 Common Stock Warrant Liability [Member]	Oct. 31, 2010 Common Stock Warrant Liability [Member]	Jul. 31, 2012 May Two Thousand and Twelve Notes [Member]
Beginning balance		$ 137,749	$ 741,496	$ 946,046	$ 1,840,327	$ 229,625	$ 81,028	$ 946,046	$ 81,028	$ 1,086,514	$ 3,090,088	$ 5,527,591	$ 6,391,071	$ 8,520,828	$ 8,520,828	$ 13,006,194	$ 13,006,194	$ 11,961,734
Issuances			0	306,568	2,719,345	697,736	200,569	0	3,505,605	522,530	291,400	0	0	36,376	3,111,758	600,407	5,065,326	8,579,900	(291,400)
Note Conversions and Payoffs				(670,755)	739,787		0		(683,977)	(825,682)			59,572			(1,295,884)	(3,826,409)	(7,792,198)
Change in fair value		(20,567)	(438,054)	159,657	(2,216,715)	(2,216,715)	(51,972)	(438,054)	(1,766,161)	(702,334)	1,703,252	(2,302,707)	(923,052)	(6,906,747)	4,915,676	(3,789,889)	(7,955,907)	256,758	77,270
Note Conversions			(165,693)			0		(165,693)	(190,449)	0	0			(639,960)			101,867	0
Note Payoffs		0	0			(5,904)		0			(134,796)
Notes Issued	600,000																		687,000
Reclassification Of Warrants To Equity					(516,571)						0			613,003
Debt For Equity Exchange		(115,046)									(4,750)			0
Warrant Exchanges											(407,501)	(134,796)		0	0
Warrant Excercises											0	0		(1,714,266)	(639,960)
Closing Balance		$ 2,136	$ 137,749	$ 741,496	$ 1,086,599	$ 1,840,327	$ 229,625	$ 2,136	$ 946,046	$ 81,028	$ 1,265,985	$ 3,090,088	$ 5,527,591	$ 7,936,668	$ 8,520,828	$ 8,520,828	$ 6,391,071	$ 13,006,194	$ 472,870